Government assistance (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Government assistance
Government assistance	$ 4,578,813	$ 2,246,680
IC'Alps SAS
Government assistance
Government assistance	3,044,419
SEALSQ France SAS
Government assistance
Government assistance	$ 1,534,394